Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2014
Registrant Name	dei_EntityRegistrantName	EXCHANGE TRADED CONCEPTS TRUST
CIK	dei_EntityCentralIndexKey	0001452937
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jan. 22, 2015
Effective Date	dei_DocumentEffectiveDate	Jan. 22, 2015
Prospectus Date	rr_ProspectusDate	Sep. 01, 2014